Borrowings (Details Narrative) - USD ($) $ in Thousands		9 Months Ended
	Dec. 05, 2024	May 31, 2026
IfrsStatementLineItems [Line Items]
Secured debt		$ 5,000
Purchase of machinery		4,000
Overdraft facility		$ 2,900
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.10%	4.10%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.13%	4.90%